UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

July 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 159.3%
Long-Term Municipal Bonds - 159.3%
Alabama - 1.4%
Alabama Public School & College Authority
Series 2009A
5.00%, 5/01/29 (Pre-refunded/ETM)	$3,000	$3,354,360
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.25%, 1/01/18-1/01/23	3,100	3,131,568

		6,485,928

Arizona - 1.1%
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/22-12/01/23	4,150	4,981,796

Arkansas - 0.5%
Pulaski County Public Facilities Board (Baptist Health)
Series 2014
5.00%, 12/01/42	2,000	2,360,560

California - 23.9%
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/32-5/01/39	5,500	6,629,500
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/32	5,720	6,936,015
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	4,860	5,515,711
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37-11/21/45 (a)	7,000	7,918,410
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	5,700	6,395,058
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,455	1,628,727
Los Angeles Community College District/CA
Series 2008F-1
5.00%, 8/01/28 (Pre-refunded/ETM)	5,800	6,312,488
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2013B
5.00%, 7/01/34	1,770	2,136,496
Los Angeles Department of Water & Power PWR
Series 2013A
5.00%, 7/01/30	6,255	7,562,795

	Principal Amount (000)	U.S. $ Value
Series 2013B
5.00%, 7/01/30	$10,000	$12,223,300
Los Angeles Department of Water & Power WTR
Series 2013B
5.00%, 7/01/32	3,840	4,654,579
San Bernardino County Transportation Authority
5.00%, 3/01/32-3/01/34 (b)	11,340	13,753,694
State of California
Series 2013
5.00%, 11/01/30	5,800	7,161,550
University of California
Series 2012G
5.00%, 5/15/31	7,000	8,356,460
Series 2013A
5.00%, 5/15/30-5/15/32	9,855	12,115,597

		109,300,380

Colorado - 1.9%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2013B
5.25%, 11/15/31	6,680	8,169,774
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2006
5.25%, 6/01/19-6/01/23	705	707,148

		8,876,922

Connecticut - 9.4%
State of Connecticut
Series 2013C
5.00%, 7/15/27	7,165	8,693,008
Series 2013E
5.00%, 8/15/29	4,800	5,792,832
Series 2015F
5.00%, 11/15/32	5,000	6,089,850
State of Connecticut Special Tax Revenue
Series 2011A
5.00%, 12/01/28	5,000	5,926,550
Series 2012
5.00%, 1/01/29	13,855	16,695,552

		43,197,792

District of Columbia - 1.6%
District of Columbia
Series 2013A
5.00%, 6/01/29	5,000	6,080,900
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/32	1,000	1,224,080

		7,304,980

	Principal Amount (000)	U.S. $ Value
Florida - 11.2%
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	$4,560	$5,275,829
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,188,630
City of Orlando FL
Series 2014A
5.00%, 11/01/44	7,720	9,130,598
5.25%, 11/01/33	5,620	6,988,020
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,000	1,177,840
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.)
Series 2016
5.00%, 4/01/33	2,075	2,517,722
Florida Ports Financing Commission
Series 2011A
5.00%, 10/01/25-10/01/27	4,205	4,986,346
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	2,655	3,122,572
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2014
5.00%, 11/15/39	9,250	10,597,540
South Florida Water Management District COP
Series 2016
5.00%, 10/01/33	5,000	6,182,900

		51,167,997

Georgia - 1.2%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014B
5.00%, 1/01/31-1/01/32	4,675	5,673,406

Hawaii - 2.8%
State of Hawaii
Series 2015E
4.00%, 10/01/34-10/01/35	3,500	4,018,705
State of Hawaii Airports System Revenue
Series 2010A
5.00%, 7/01/34	5,000	5,685,100
Series 2015A
5.00%, 7/01/45	2,500	2,937,500

		12,641,305

	Principal Amount (000)	U.S. $ Value
Illinois - 7.9%
Cook County High School District No 29 Proviso Township
AGM Series 2004
5.00%, 12/01/20	$2,000	$2,027,220
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	1,250	1,251,663
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/45	4,500	5,292,135
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/33-1/01/40	8,800	10,720,550
Series 2016A
5.00%, 12/01/32	2,025	2,502,637
State of Illinois
Series 2012
5.00%, 3/01/31	1,000	1,074,330
Series 2014
5.00%, 4/01/30-2/01/39	12,070	13,116,939

		35,985,474

Indiana - 1.7%
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/34	1,500	1,726,545
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44	1,250	1,436,075
Richmond Hospital Authority (Reid Hospital & Health Care Services, Inc.)
Series 2015
5.00%, 1/01/39	3,765	4,397,181

		7,559,801

Kentucky - 2.0%
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/30	2,500	3,000,225
Kentucky Turnpike Authority
Series 2013A
5.00%, 7/01/29	5,000	6,028,100

		9,028,325

Louisiana - 2.0%
City of New Orleans LA
AGC Series 2007A
5.00%, 12/01/22	5,875	6,213,459
Louisiana Agricultural Finance Authority (Louisiana Agricultural Finance Authority State Lease)
Series 2007
5.25%, 9/15/17	2,345	2,394,245

	Principal Amount (000)	U.S. $ Value
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2009A
5.00%, 4/01/26 (Pre-refunded/ETM)	$535	$596,445

		9,204,149

Maryland - 1.7%
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.)
Series 2015
5.00%, 7/01/45	6,725	7,832,608

Massachusetts - 4.0%
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	13,000	15,446,730
Series 2012B
5.00%, 8/15/30	2,480	3,010,794

		18,457,524

Michigan - 7.8%
Detroit City School District
Series 2012A
5.00%, 5/01/26-5/01/27	6,045	7,057,467
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
AGM Series 2014D-1
5.00%, 7/01/35	1,250	1,465,187
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/34	2,250	2,597,310
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	3,795	3,983,574
Plymouth Educational Center Charter School
Series 2005
5.125%, 11/01/23 (c)	2,140	2,041,945
Wayne State University
Series 2009A
5.00%, 11/15/29	16,500	18,489,735

		35,635,218

Minnesota - 0.7%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	2,700	3,221,478

Missouri - 0.5%
City of Kansas City MO
Series 2008C
5.00%, 4/01/28 (Pre-refunded/ETM)	2,000	2,146,260

	Principal Amount (000)	U.S. $ Value
New Jersey - 8.1%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014U
5.00%, 6/15/30-6/15/34	$7,500	$8,358,725
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	1,000	1,171,390
New Jersey Health Care Facilities Financing Authority (Barnabas Health, Inc.)
Series 2014
5.00%, 7/01/44	6,450	7,560,367
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/29	6,500	7,775,755
Series 2013A
5.00%, 1/01/31	5,000	5,980,050
Series 2016A
5.00%, 1/01/34	5,000	6,160,250

		37,006,537

New York - 27.9%
City of New York NY
Series 2012B
5.00%, 8/01/30	5,070	6,096,574
Series 2012I
5.00%, 8/01/28	8,780	10,591,314
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/29	4,000	4,841,760
Series 2012F
5.00%, 11/15/27	1,575	1,915,925
Series 2013A
5.00%, 11/15/29	1,830	2,210,109
Series 2014B
5.25%, 11/15/34	4,000	4,948,840
Series 2014C
5.00%, 11/15/32	1,000	1,227,930
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2016A
5.25%, 11/15/35 (b)	14,260	18,242,675
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	5,000	5,960,800
Series 2013D
5.00%, 6/15/34	3,600	4,366,800
New York City NY Transitional
5.00%, 8/01/34-8/01/37 (b)	10,000	12,360,260
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2007B
5.00%, 11/01/24 (Pre-refunded/ETM)	3,040	3,140,107
5.00%, 11/01/24	2,485	2,568,546

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM)	$1,135	$1,376,063
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012B
5.00%, 3/15/32	7,600	9,077,288
Series 2012D
5.00%, 2/15/29	6,865	8,224,956
New York State Environmental Facilities Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (b)	7,000	7,566,055
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/32	4,400	5,259,012
Series 2014-186
5.00%, 10/15/44	8,000	9,467,760
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	1,775	1,813,500
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/30	5,000	6,196,400

		127,452,674

North Carolina - 2.2%
County of Iredell NC COP
AGM Series 2008
5.25%, 6/01/22	1,080	1,165,374
North Carolina Medical Care Commission (Vidant Health Obligated Group)
Series 2015
5.00%, 6/01/45	4,445	5,316,353
University of North Carolina at Greensboro
Series 2014
5.00%, 4/01/33	3,145	3,797,116

		10,278,843

Ohio - 1.5%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
7.125%, 8/01/25 (d)	1,840	36,800
Series 2014
10.635%, 8/01/25 (d)	248	4,954
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2006
3.625%, 12/01/33	795	794,269
Series 2008C
3.95%, 11/01/32	5,800	5,860,146

		6,696,169

	Principal Amount (000)	U.S. $ Value
Oklahoma - 0.4%
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/45	$1,700	$1,922,904

Oregon - 1.3%
Oregon State Lottery
Series 2011A
5.25%, 4/01/25 (Pre-refunded/ETM)	4,305	5,138,319
5.25%, 4/01/25	695	830,580

		5,968,899

Pennsylvania - 7.8%
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	500	501,230
Butler County Hospital Authority (Butler Health System Obligated Group)
Series 2015
5.00%, 7/01/35-7/01/39	3,510	4,110,515
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM)	3,480	4,078,595
Montour School District
AGM Series 2015B
5.00%, 4/01/34-4/01/35	6,520	7,840,169
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-12/31/38	9,270	10,891,813
Pennsylvania Turnpike Commission
Series 2014A
5.00%, 12/01/31-12/01/33	6,355	7,708,474
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (d) (e) (f)	1,150	11,500
Wilkes-Barre Finance Authority (Wilkes University)
Series 2007
5.00%, 3/01/22	400	409,756

		35,552,052

South Carolina - 1.3%
South Carolina Ports Authority
Series 2015
5.00%, 7/01/45	5,000	5,832,050

Tennessee - 2.0%
Chattanooga-Hamilton County Hospital Authority (Erlanger Medical Center)
Series 2014
5.00%, 10/01/44	7,500	8,654,700
Sullivan County Health Educational & Housing Facilities Board (Wellmont Health System)
Series 2006C
5.25%, 9/01/26	725	728,241

		9,382,941

	Principal Amount (000)	U.S. $ Value
Texas - 20.8%
Alvin Independent School District/TX
Series 2009B
5.00%, 2/15/28	$960	$1,054,800
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	4,805	5,732,173
Arlington Higher Education Finance Corp. (Uplift Education)
Series 2016A
5.00%, 12/01/36	1,740	2,043,647
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/33	5,000	6,019,150
Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group)
Series 2007
5.00%, 7/01/27	405	415,461
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/34	3,350	4,004,925
City of Austin TX Water & Wastewater System Revenue
Series 2013A
5.00%, 11/15/28-11/15/29	8,075	9,776,886
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/26	6,000	7,160,340
Dallas Independent School District
Series 2008
6.00%, 2/15/28 (Pre-refunded/ETM)	2,500	2,705,325
Dripping Springs Independent School District/TX
Series 2008
5.125%, 2/15/28 (Pre-refunded/ETM)	5,715	5,856,503
Fort Bend Independent School District
Series 2009
5.00%, 2/15/27	7,560	8,566,917
Love Field Airport Modernization Corp.
Series 2015
5.00%, 11/01/31	1,000	1,199,690
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/40	5,000	5,855,600
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,720	2,040,814

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	$3,000	$3,751,590
Texas Trnsp Comm
5.00%, 4/01/23 (b)	20,600	21,220,678
University of Texas System (The)
Series 2009A
5.25%, 8/15/22 (Pre-refunded/ETM)	6,825	7,474,194

		94,878,693

Washington - 2.5%
FYI Properties (FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	3,885	4,325,248
5.125%, 6/01/28	5,200	5,802,680
Port of Seattle WA
Series 2015A
5.00%, 4/01/40	1,000	1,197,360

		11,325,288

Wisconsin - 0.2%
State of Wisconsin
Series 2003-3
5.00%, 11/01/26	725	727,472

Total Local Governments - Municipal Bonds (cost $658,486,058)		728,086,425

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (g) (h) (cost $484,589)	484,589	484,589

Total Investments - 159.4% (cost $658,970,647) (i)		728,571,014
Other assets less liabilities - (39.2)%		(179,262,287)
Preferred Shares at liquidation value - (20.2)%		(92,125,000)

Net Assets Applicable to Common Shareholders - 100.0% (j)		$457,183,727

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $11,901,984 or 2.6% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005
5.125%, 11/01/23	11/30/05	$2,125,253	$2,041,945	0.45%

(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Defaulted.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $70,310,983 and gross unrealized depreciation of investments was $(710,616), resulting in net unrealized appreciation of $69,600,367.
(j)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.2% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis

AllianceBernstein National Municipal Income Fund

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	– 0	–	$708,503,013		$19,583,412		$728,086,425
Short-Term Investments	484,589		– 0	–	– 0	–	484,589

Total Investments in Securities	484,589		708,503,013		19,583,412		728,571,014
Other Financial Instruments(a)	– 0	–	– 0	–	– 0	–	– 0	–

Total(b)	$484,589		$708,503,013		$19,583,412		$728,571,014

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/15	$25,616,290		$25,616,290
Accrued discounts/(premiums)	(54,527)		(54,527)
Realized gain (loss)	(2,532,718)		(2,532,718)
Change in unrealized appreciation/depreciation	2,775,885		2,775,885
Purchases	– 0	–	– 0	–
Sales	(10,324,542)		(10,324,542)
Transfers in to Level 3	4,103,024		4,103,024
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/16	$19,583,412		$19,583,412	(a)

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/16	$68,881		$68,881

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of July 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the nine months ended July 31, 2016 is as follows:

Market Value 10/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)
$0	$41,244	$40,759	$485	$5

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2016